Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (8.2%)
$26,300	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/29/26	4.130	$24,949,283
28,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(Aa1, AA-)	09/16/26	4.090	29,090,149
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $54,300,000)					54,039,432

UNITED STATES AGENCY OBLIGATIONS (25.6%)
4,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.160% (1)	(AA+, Aaa)	10/27/25	4.290	4,600,540
6,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.020% (1)	(AA+, Aaa)	11/06/25	4.150	6,200,114
7,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.105% (1)	(AA+, Aaa)	03/18/26	4.235	7,003,430
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	05/21/26	4.220	4,301,329
2,200	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/21/26	4.210	2,200,633
2,100	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/28/26	4.210	2,100,480
6,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.235% (1)	(AA+, Aaa)	02/11/28	4.365	6,600,287
13,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	08/01/28	4.360	13,002,314
17,000	Federal Home Loan Banks, 1 day USD SOFR + 0.145% (1)	(AA+, Aaa)	12/26/25	4.275	17,006,306
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (1)	(AA+, Aaa)	02/23/26	4.255	6,703,292
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,973,977
6,800	Federal Home Loan Banks (4)	(AA+, Aaa)	10/09/26	4.000	6,826,005
13,000	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	12,970,589
12,700	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	07/14/28	4.360	12,698,698
10,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.100% (1)	(AA+, Aaa)	02/09/26	4.230	10,003,530
3,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.115% (1)	(AA+, Aaa)	04/02/26	4.245	3,001,770
9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	09/23/26	4.270	9,008,000
7,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/16/26	4.270	7,005,426
6,100	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/29/26	4.270	6,105,947
12,600	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (1)	(AA+, Aaa)	05/23/28	4.350	12,639,205
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100% (1)	(AA+, Aaa)	06/18/26	4.230	5,003,842
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	12/11/26	4.270	5,003,975
6,400	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (1)	(AA+, Aaa)	11/05/27	4.390	6,416,602
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $168,287,666)					168,376,291

UNITED STATES TREASURY OBLIGATIONS (62.7%)
7,000	U.S. Treasury Bills (5)	(AA+, Aaa)	10/23/25	4.056	6,982,647
3,000	U.S. Treasury Bills (5)	(AA+, Aaa)	11/25/25	3.996	2,981,683
36,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (1)	(AA+, Aaa)	10/31/25	4.068	36,093,891
73,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (1),(6)	(AA+, Aaa)	01/31/26	4.143	73,601,267
33,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (1),(7)	(AA+, Aaa)	04/30/26	4.048	33,395,136
24,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (1)	(AA+, Aaa)	07/31/26	4.080	24,202,150
25,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (1),(7)	(AA+, Aaa)	10/31/26	4.103	25,001,777
29,700	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (1)	(AA+, Aaa)	01/31/27	3.996	29,669,186
32,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (1)	(AA+, Aaa)	04/30/27	4.058	31,988,701
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (1)	(AA+, Aaa)	07/31/27	4.057	46,974,245
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	600,241
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	7,101,847
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,537,012
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,565,619

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$12,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	$12,002,101
13,200	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	13,287,656
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,088,184
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	5,520,410
5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,874,313
6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	6,073,908
6,500	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	6,590,264
13,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	13,288,568
5,400	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	5,419,090
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $411,087,216)					411,839,896

Shares

SHORT-TERM INVESTMENTS (2.1%)
13,272,494	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.10%				13,272,494
312,375	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(8)				312,375
TOTAL SHORT-TERM INVESTMENTS (Cost $13,584,869)					13,584,869

TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $647,259,751)					647,840,488

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)					9,453,748

NET ASSETS(9) (100.0%)					$657,294,236

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $54,039,432 or 8.2% of net assets.
(4)	Security or portion thereof is out on loan.
(5)	Securities are zero coupon. Rate presented is cost yield as of September 30, 2025.
(6)	At September 30, 2025, $4,558,737 in the value of this security has been pledged as collateral for open swap contracts.
(7)	At September 30, 2025, $23,506,527 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of September 30, 2025, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $102,405,428 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., representing 15.6% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Mar 2026	51	$6,514,981	$6,864,919	$349,938
Corn Futures	USD	Dec 2025	494	9,786,582	10,262,850	476,268
Cotton No. 2 Futures	USD	Dec 2025	91	3,070,161	2,992,535	(77,626)
Soybean Futures	USD	Nov 2025	242	12,762,436	12,121,175	(641,261)
Soybean Meal Futures	USD	Dec 2025	236	6,992,051	6,449,880	(542,171)
Soybean Oil Futures	USD	Dec 2025	271	7,917,598	8,047,074	129,476
Sugar No. 11 Futures	USD	Apr 2026	266	4,658,154	4,808,429	150,275
Wheat (KC HRW) Futures	USD	Dec 2025	131	3,457,528	3,260,262	(197,266)
Wheat Futures	USD	Dec 2025	94	2,481,055	2,387,600	(93,455)
Wheat Futures	USD	Mar 2026	112	3,029,923	2,951,200	(78,723)
						$(524,545)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase (continued)
Energy
Brent Crude Oil Futures	USD	Nov 2025	210	$14,139,194	$13,780,200	$(358,994)
Gasoline RBOB Futures	USD	Oct 2025	17	1,345,359	1,372,522	27,163
Gasoline RBOB Futures	USD	Dec 2025	32	2,524,134	2,488,013	(36,121)
Light Sweet Crude Oil Futures	USD	Oct 2025	133	8,167,225	8,295,210	127,985
Light Sweet Crude Oil Futures	USD	Nov 2025	58	3,973,920	3,593,680	(380,240)
Low Sulphur Gasoil Futures	USD	Nov 2025	69	4,462,729	4,740,300	277,571
Low Sulphur Gasoil Futures	USD	Jan 2026	14	926,508	930,650	4,142
Natural Gas Futures	USD	Oct 2025	515	17,041,689	17,010,450	(31,239)
Natural Gas Futures	USD	Dec 2025	8	337,869	334,160	(3,709)
NY Harbor ULSD Futures	USD	Oct 2025	15	1,400,439	1,464,183	63,744
NY Harbor ULSD Futures	USD	Dec 2025	29	2,795,085	2,780,938	(14,147)
						$(323,845)
Industrial Metals
LME Lead Futures	USD	Dec 2025	39	1,942,512	1,932,421	$(10,091)
LME Nickel Futures	USD	Dec 2025	56	5,402,673	5,110,704	(291,969)
LME Primary Aluminum Futures	USD	Dec 2025	134	8,906,339	8,980,981	74,642
LME Zinc Futures	USD	Dec 2025	61	4,266,157	4,527,939	261,782
						$34,364
Livestock
Lean Hogs Futures	USD	Oct 2025	4	157,198	159,760	$2,562
Lean Hogs Futures	USD	Dec 2025	105	3,733,786	3,726,450	(7,336)
Live Cattle Futures	USD	Oct 2025	92	7,831,896	8,532,080	700,184
						$695,410
Precious Metals
Copper Futures	USD	Dec 2025	105	11,949,908	12,748,312	$798,404
Gold 100 oz. Futures	USD	Dec 2025	109	37,144,925	42,217,880	5,072,955
Silver Futures	USD	Dec 2025	59	11,511,980	13,758,800	2,246,820
						$8,118,179
Contracts to Sell
Industrial Metals
LME Nickel Futures	USD	Dec 2025	(6)	(554,679)	(547,576)	$7,103
Total Net Unrealized Appreciation (Depreciation)						$8,006,666

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$23,131,865	10/20/25	Bank of America	Bloomberg Commodity Index Total Return	3.97%	At Maturity	$—	$334,018	$334,018
USD	43,369,308	10/20/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.12%	At Maturity	—	659,107	659,107
USD	63,372,951	10/20/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.95%	At Maturity	—	915,853	915,853
USD	38,740,056	10/20/25	Societe Generale	Societe Generale P04 TR Index(b)	4.12%	At Maturity	—	548,477	548,477
USD	57,882,747	10/20/25	Societe Generale	Bloomberg Commodity Index Total Return	3.97%	At Maturity	—	835,812	835,812

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	47,075,890	10/20/25	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	4.00%	At Maturity	$—	$649,193	$649,193
Total							$—	$3,942,460	$3,942,460

(a)

The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/25 Value(1)
CBOT Bean Oil JAN 26 Futures	3.74%	62.99	1,651,385
CBOT Corn DEC 25 Futures	4.81%	116.56	2,122,975
NYMEX WTI Crude Oil NOV 25 Futures	5.43%	43.81	2,395,622
NYBOT Cotton DEC 25 Futures	1.43%	21.91	631,782
COMEX Gold DEC 25 Futures	19.10%	24.83	8,430,495
COMEX High Grade Copper DEC 25 Futures	5.69%	23.61	2,512,711
NYMEX Heating Oil NOV 25 Futures	1.99%	10.26	877,655
NYBOT Coffee MAR 26 Futures	3.12%	11.66	1,375,804
KCBOT Kansas Wheat MAR 26 Futures	1.54%	29.82	678,064
CME Live Cattle DEC 25 Futures	3.93%	21.06	1,733,568
ICE Brent Crude Oil JAN 26 Futures	6.31%	48.41	2,784,818
ICE Gas Oil DEC 25 Futures	2.59%	19.39	1,144,748
CME Lean Hogs DEC 25 Futures	1.81%	25.73	800,603
LME Aluminium DEC 25 Futures	4.09%	30.73	1,805,784
LME Nickel DEC 25 Futures	2.19%	12.10	967,969
LME Lead DEC 25 Futures	0.87%	8.86	384,940
LME Zinc DEC 25 Futures	2.16%	14.67	954,485
NYMEX Nat Gas NOV 25 Futures	7.64%	116.39	3,370,394
NYMEX Unleaded Gasoline JAN 26 Futures	1.86%	12.06	822,215
CBOT Soybeans NOV 25 Futures	5.58%	56.08	2,462,693
NYBOT Sugar MAR 26 Futures	2.35%	63.69	1,038,050
COMEX Silver DEC 25 Futures	6.31%	13.63	2,787,255
CBOT Soy Meal JAN 26 Futures	2.99%	54.22	1,320,915
CBOT Wheat MAR 26 Futures	2.46%	46.94	1,084,276

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of September 30, 2025.

(b)

The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/25 Value(1)
CBOT Bean Oil DEC 25 Futures	3.74%	49.61	1,473,092
CBOT Corn DEC 25 Futures	4.81%	91.19	1,894,539
NYMEX WTI Crude Oil NOV 25 Futures	5.43%	34.29	2,138,741
ICE Brent Crude Oil JAN 26 Futures	6.30%	37.81	2,481,412
NYBOT Cotton MAR 26 Futures	1.43%	16.67	563,241
COMEX Gold DEC 25 Futures	19.14%	19.46	7,538,767
COMEX High Grade Copper DEC 25 Futures	5.70%	18.49	2,245,087
NYMEX Heating Oil DEC 25 Futures	1.99%	8.11	783,811
NYBOT Coffee DEC 25 Futures	3.10%	8.69	1,221,012
KCBOT Kansas Wheat MAR 26 Futures	1.54%	23.39	606,567
LME Aluminium DEC 25 Futures	4.09%	24.04	1,610,949
CME Live Cattle DEC 25 Futures	3.93%	16.48	1,547,929
CME Lean Hogs DEC 25 Futures	1.80%	19.98	708,975
LME Lead DEC 25 Futures	0.87%	6.92	342,671
LME Nickel DEC 25 Futures	2.19%	9.45	862,586
LME Zinc DEC 25 Futures	2.16%	11.46	850,770
NYMEX Nat Gas NOV 25 Futures	7.64%	91.11	3,009,205
ICE Gas Oil DEC 25 Futures	2.60%	15.21	1,024,075
CBOT Soybeans NOV 25 Futures	5.58%	43.88	2,197,822
NYBOT Sugar MAR 26 Futures	2.34%	49.57	921,667
COMEX Silver DEC 25 Futures	6.32%	10.67	2,489,290
CBOT Soy Meal DEC 25 Futures	2.98%	42.95	1,173,747
CBOT Wheat MAR 26 Futures	2.46%	36.77	968,932
NYMEX Unleaded Gasoline DEC 25 Futures	1.86%	9.30	732,607

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of September 30, 2025.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value ("NAV") of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Commodity Indexed Structured Notes	$—	$54,039,432	$—	$54,039,432
United States Agency Obligations	—	168,376,291	—	168,376,291
United States Treasury Obligations	—	411,839,896	—	411,839,896
Short-term Investments	13,584,869	—	—	13,584,869
	$13,584,869	$634,255,619	$—	$647,840,488
Other Financial Instruments*
Futures Contracts	$10,771,014	$—	$—	$10,771,014
Swap Contracts	—	3,942,460	—	3,942,460
	$10,771,014	$3,942,460	$—	$14,713,474
Liabilities
Other Financial Instruments*
Futures Contracts	$2,764,348	$—	$—	$2,764,348

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended September 30, 2025, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.